Share-based payments - Disclosure of Share-Based Payment Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 158,061	$ 148,145
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	21,674	25,822
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	17,766	12,635
Share purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	115,287	106,770
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 3,334	$ 2,918